INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of intangible assets			$ 31,289	$ 31,329
Impairment loss			$ 340,231
License Agreement [Member] | Massachusetts General Hospital [Member]
Percentage of outstanding common shares	20.00%
License Agreement [Member] | Massachusetts General Hospital [Member]
Intangible assets remaining amortized period	16 years		16 years
Impairment on carrying value of intangible asset			$ 348,000
Amortization of intangible assets	$ 0	$ 7,822